Financial Instruments - Carrying Amount of Interest-Bearing Financial Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fixed rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	₩ 11,565,519	₩ 10,943,300
Financial liabilities	(11,781,701)	(11,179,635)
Financial asset and liabilities	(216,182)	(236,335)
Variable rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	₩ (8,522,323)	₩ (9,977,040)